Analysis Of Revenue By Segment	6 Months Ended
Jun. 30, 2019
Reportable Segments [Abstract]
Analysis Of Revenue By Segment

Notes to the Interim Financial Statements

ANALYSIS OF REVENUE BY SEGMENT

	2019					2018

	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Reported	Adj Items[1]	Adjusted

Revenue	£m	£m	£m	£m	£m	£m	£m	£m
US	4,989	-	4,989	(299)	4,690	4,525	-	4,525
APME	2,405	-	2,405	16	2,421	2,384	-	2,384
AMSSA	2,015	-	2,015	83	2,098	1,951	-	1,951
ENA	2,761	(31)	2,730	65	2,795	2,776	(103)	2,673
Total Region	12,170	(31)	12,139	(135)	12,004	11,636	(103)	11,533

ADJUSTING ITEMS INCLUDED IN REVENUE

Adjusting items in revenue relate to certain third-party contract manufacturing arrangements. The Group acquires and sells goods inclusive of excise, acquired from a third party under short-term arrangements, and then passed on to customers. This increases both revenue and cost of sales, with no impact to profit from operations but distorts operating margin. To better reflect the underlying performance of the Group, this uplift from excise in both revenue and cost of sales has been adjusted for, given the temporary nature of the arrangement.

ANALYSIS OF PROFIT FROM OPERATIONS AND DILUTED EARNINGS PER SHARE BY SEGMENT

	2019					2018

	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Reported	Adj Items[1]	Adjusted

Profit from Operations	£m	£m	£m	£m	£m	£m	£m	£m
US	2,249	234	2,483	(160)	2,323	1,875	214	2,089
APME	940	30	970	25	995	920	30	950
AMSSA	328	488	816	19	835	796	33	829
ENA	863	77	940	10	950	847	103	950
Total Region	4,380	829	5,209	(106)	5,103	4,438	380	4,818
Net finance costs	(773)	23	(750)	29	(721)	(701)	35	(666)
Associates and joint ventures	258	(29)	229	1	230	232	(37)	195
Profit before tax	3,865	823	4,688	(76)	4,612	3,969	378	4,347
Taxation	(971)	(216)	(1,187)	21	(1,166)	(1,193)	75	(1,118)
Non-controlling interests	(80)	(1)	(81)	1	(80)	(86)	-	(86)
Profit attributable to shareholders	2,814	606	3,420	(54)	3,366	2,690	453	3,143
Diluted number of shares (m)	2,291		2,291		2,291	2,291		2,291
Diluted earnings per share (pence)	122.8		149.3		146.9	117.4		137.2

Notes to the analysis of revenue and profit from operations above:

(1)	Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
(2)	CC: constant currency – measures are calculated based on a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.